Compliance	12 Months Ended
Dec. 31, 2014
Compliance [Abstract]
COMPLIANCE
12.	COMPLIANCE

The Company received a written notice on September 2, 2014 from the staff of the Listing Qualifications Department of NASDAQ indicating that the Company was not in compliance with Listing Rule 5550(a)(3), which requires the Company to maintain a minimum of 300 public holders for continued listing on the NASDAQ Capital Market, and that NASDAQ had determined to initiate procedures to delist the Company’s securities. The Company appealed such determination to a hearings panel (the “Panel”) and on October 23, 2014, NASDAQ advised the Company that the Panel had granted its request for continued listing subject to completing its business combination and achieving compliance with all NASDAQ initial listing requirements, including but not limited to the minimum shareholder requirements, by March 4, 2015.

On March 2, 2015, the Company received a letter from NASDAQ stating that the Panel had determined to delist the Company’s securities from NASDAQ, and will suspend trading in the Company’s securities effective at the open of business on March 5, 2015, due to the Company’s failure to demonstrate compliance with the minimum shareholder requirements. NASDAQ further indicated that it would complete the delisting action by filing a Form 25 Notification of Delisting with the SEC after all applicable appeal periods have lapsed. The Company intends to request an appeal of the Panel’s delisting determination to the NASDAQ Listing and Hearing Review Council.

The common stock, warrants and units of the Company began trading on the OTCQB Marketplace under the ticker symbols “CACG,” “CACGW” and “CACGU,” respectively, on March 5, 2015.